Accounts Receivable, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Beginning balance	$ (25,676)	$ (19,015)
Reversal of provision	11,439
Provision		(6,661)
Ending balance	$ (14,237)	$ (25,676)